Shareholders' equity	12 Months Ended
Dec. 31, 2025
Disclosure of shareholders equity [line items]
Shareholders' equity
25 Shareholders’ equity
Issued share capital and reserves attributable to shareholders of Aegon Ltd.

	Note	2025	2024	2023

Share capital - par value	25.1	229	241	265

Share premium	25.2	6,853	6,853	6,853

Total share capital		7,082	7,094	7,118

Retained earnings		4,238	4,347	5,099

Treasury shares	25.3	(447)	(398)	(346)

Total retained earnings		3,792	3,949	4,753

Revaluation reserves	25.4	(2,519)	(3,706)	(3,770)

Remeasurement of defined benefit plans	25.5	(966)	(1,072)	(1,006)

Other reserves	25.6	43	951	379

Total shareholders’ equity		7,432	7,215	7,475
25.1 Share capital – par value

	2025	2024	2023

Common shares	189	198	218

Common shares B	40	42	47

On December 31	229	241	265

	Common shares			Common shares B

	2025	2024	2023	2025	2024	2023

Authorized share capital	480	480	480	240	240	240

Number of authorized shares (in million)	4,000	4,000	4,000	2,000	2,000	2,000

Par value in cents per share	12	12	12	12	12	12

	Common shares		Common shares B

	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount

On January 1	1,652,797	198	353,388	42

Shares withdrawn	(79,678)	(10)	(17,557)	(2)

On December 31, 2025	1,573,120	189	335,831	40

On January 1	1,814,727	218	389,759	47

Shares withdrawn	(161,929)	(19)	(36,371)	(4)

On December 31, 2024	1,652,797	198	353,388	42

On January 1	2,109,430	253	546,196	66

Shares withdrawn	(294,703)	(35)	(156,437)	(19)

On December 31, 2023	1,814,727	218	389,759	47
During 2025, common shares were withdrawn in two transactions. In December 2025, 79,677,562 common shares were cancelled, and 17,557,160 common shares B were cancelled.
During 2024, common shares were withdrawn in two transactions. In July 2024, 126,960,718 common shares were cancelled, while in December 2024, 34,968,762 common shares and 36,371,440 common shares B were cancelled.
The withdrawal of common shares was executed in two transactions during 2023. In July 2023, 79,703,317 common shares and 43,817,400 common shares B cancelled, while in December 2023, 215,000,000 common shares and 112,619,440 common shares B were cancelled.
The purpose of the share cancellations is to reduce the number of treasury shares that are not used to cover obligations arising from share-based incentive plans or other obligations.
The table below represents the weighted average number of common shares, including treasury shares, attributable to Aegon Ltd.:

	Common shares			Common shares B

	2025	2024	2023	2025	2024	2023

Weighted average number (thousands)	1,649,305	1,753,162	2,067,119	352,618	388,169	523,149

All issued common shares and common shares B have a nominal value of EUR 0.12 and have been fully paid up. The Board is authorized, subject to certain restrictions of Bermuda law and the
Bye-Laws,
to repurchase Aegon Ltd. shares. Vereniging Aegon, based in Haarlemmermeer, the Netherlands, holds all the issued and outstanding common shares B.
For detailed information on the transaction between Aegon Ltd. and Vereniging Aegon, see note
44 Related party transactions
in the consolidated financial statements.
25.2 Share premium

	2025	2024	2023

On January 1	6,853	6,853	6,853

On December 31	6,853	6,853	6,853

- Common shares	5,200	5,200	5,200

- Common shares B	1,653	1,653	1,653

Total share premium	6,853	6,853	6,853
The share premium account reflects the balance of
paid-in
amounts above par value at issuance of new shares less the amounts charged for share dividends.
25.3 Treasury shares
On the reporting date, Aegon Ltd. held 68,791,547 (2024: 68,934,478, 2023: 72,319,889) of its own treasury common shares and 7,945,440 (2024: 7,945,440, 2023: 7,945,440) own treasury common shares B with a par value of EUR 0.12 each.
Share repurchases
On December 15, 2025, Aegon completed its share buyback program, which initially began on July 1, 2025, as a EUR 200 million initiative and was later expanded, on August 25, 2025, by an additional EUR 200 million, bringing the total to EUR 400 million. Between July 1, 2025, and December 15, 2025, 61,197,437 common shares were repurchased at an average price of EUR 6.4772 per share. Vereniging Aegon participated in this program for EUR 71 million.
On June 30, 2025, Aegon completed its share buyback program, as announced on November 15, 2024, returning EUR 150 million to shareholders. Between January 13, 2025, and June 30, 2025, a total of 25,200,170 common shares were repurchased at an average price of EUR 5.9641 per share. The EUR 150 million share buyback program included approximately EUR 40 million to meet Aegon’s obligations arising from share-based compen sation plans for senior manage
ment. Vereniging Aegon participated in this buyback for EUR 20 million.
In 2025, Aegon repurchased 17,557,160 common shares B at an average price of EUR 0.16.
On December 13, 2024, Aegon completed its share buyback program, as announced on May 16, 2024, returning EUR 200 million to shareholders. Between July 8, 2024 and Dece mber 13
, 2024, a total of 34,968,762 common shares were repurchased at an average price of EUR 5.7049 per share.
In 2024, Aegon repurchased 36,371,440 commo
n shar
es B at a
n averag
e price of EUR 0.15.
On July 6, 2023, Aegon announced the beginning of a EUR 1.5 billion share buyback program. This followed the completion of the combination of its Dutch pension, life and non-life
insurance, banking, and mortgage origination activities with a.s.r. on July 4, 2023. On April 9, 2024, Aegon announced that this share buyback was increased by EUR 35 million in relation to the share-based compensation plans for senior management. The share buyback program was completed during 2024 (EUR 1.535 billion in total, of which EUR 815 million in 2023 and EUR 720 million in 2024). Between July 6, 2023, and June 28, 2024, a total of 301,105,806 common shares were repurchased at an average price of
EUR 5.0966 per share.
On June 2, 2023, Aegon completed its share buyback program, as announced on February 9, 2023, aimed at returning EUR 200 million of surplus cash capital to shareholders. Between February 10, 2023, and June 2, 2023, a total of 46,797,567 common shares were repurchased at an average rate of 4.2737 per share.
On January 30, 2023, Aegon repurchased 8,516,263 common shares at an average price of EUR 5.0014 per share, to fulfill the obligation in connection with the share-based compensation plans for senior management.
In 2023, Aegon repurchased 112,619,400 common shares B at an average price of EUR 0.13.

Sales of shares
In 2025, in total 6,862,976 common shares were sold at an average price of EUR 5.7516 per share, in connection with Aegon’s obligations resulting from the share-based compensation plans for senior management (2024: 6,649,353 common shares at an average price of EUR 4.7678 per share, 2023: 4,993,117 com mon shares at an average price
of EUR 4.4602 per share).
Shares withdrawals
During 2025, common shares were withdrawn in one transaction, following the Company’s repurchases under its share buyback programs. In December 2025, 79,677,562 common shares were cancelled at an average price of EUR 5.8066, and 17,557,160 common shares B were cancelled at an average price of EUR 0.16.
During 2024, common shares were withdrawn in two transactions, following the Company’s repurchases under its share buyback programs. In July 2024, 126,960,718 common shares at an average price of EUR 5.0635 per share, while in December 2024, 34,968,762 common shares at an average price of EUR 5.5143 per share, and 36,371,440 common sha res B were cancelled at an average pri
ce of EUR 0.15.
During 2023, common shares were withdrawn in two transactions, following the Company’s repurchases under its share buyback programs. In July 2023, 79,703,317 shares were cancelled at an average price of EUR 4.5917 per share, and 43,817,400 common shares B were cancelled at an average price of 0.11. In December 2023, 215,000,000 common shares were cancelled at an average price of EUR 4.5860 per share, and 112,619,400 common shares B were c ancelled at an average pr
ice of EUR 0.13.

	Common shares			Common shares B

Treasury shares	2025	2024	2023	2025	2024	2023

Weighted average number (thousands)	96,602	123,431	188,403	7,945	7,945	33,035
25.4 Revaluation reserves

	Investments (FVOCI)	Real estate held for own use	Cash flow hedging reserve	Insurance contracts	Reinsurance contracts held	Total

On January 1, 2025	(4,426)	9	724	2,795	(2,808)	(3,706)

Gross revaluation	1,605	1	(97)	(833)	119	795

Net (gains) / losses transferred to income statement	342	-	(127)	-	-	215

Movements in foreign currency translation and net foreign investment hedging reserves	464	(1)	(79)	(297)	326	413

Tax effect	(419)	-	49	174	(22)	(218)

Disposal of group assets	-	(1)	-	-	-	(1)

Other	-	-	-	(17)	-	(17)

On December 31, 2025	(2,434)	8	469	1,821	(2,384)	(2,519)

On January 1, 2024	(3,300)	9	842	939	(2,261)	(3,770)

Gross revaluation	(1,187)	(1)	(88)	2,250	(556)	418

Net (gains) / losses transferred to income statement	82	-	(124)	-	-	(42)

Movements in foreign currency translation and net foreign investment hedging reserves	(259)	1	49	136	(168)	(242)

Tax effect	237	-	45	(530)	177	(71)

On December 31, 2024	(4,426)	9	724	2,795	(2,808)	(3,706)

On January 1, 2023	(5,251)	15	1,024	2,215	(2,566)	(4,563)

Gross revaluation	1,552	(2)	(62)	(1,626)	349	211

Net (gains) / losses transferred to income statement	706	-	(130)	-	-	577

Movements in foreign currency translation and net foreign investment hedging reserves	138	-	(31)	(47)	82	142

Tax effect	(487)	-	42	397	(126)	(174)

Disposal of group assets	42	(3)	-	-	-	38

On December 31, 2023	(3,300)	9	842	939	(2,261)	(3,770)
The revaluation of both investments measured at FVOCI and real estate held for own use includes unrealized gains and losses on these investments, net of tax. Upon sale, the amounts realized are recognized in the income statement (for FVOCI investments with recycling) or transferred to retained earnings (for real estate held for own use). The revaluation reserve also includes the loss allowance recognized for financial assets measured at FVOCI.
The closing balances of the revaluation reserve for investments measured
at FVOCI relate to the following instruments:

	2025	2024	2023

Shares	3	3	2

Debt securities	(2,431)	(4,425)	(3,297)

Money market and other short-term investments	(6)	(5)	(5)

Revaluation reserve for investments measured at FVOCI	(2,434)	(4,426)	(3,300)
The cash flow hedging reserve includes (un)realized gains and losses on the effective portions of hedging instruments, net of tax. The amounts are recognized in the income statement at the moment of realization of the hedged position to offset the gain or loss from the hedged cash flow. No amounts have been released from equity for inclusion in the initial measurement of non-financial
assets or liabilities.
25.5 Remeasurement of defined benefit plans

	2025	2024	2023

On January 1	(1,072)	(1,006)	(1,565)

Remeasurements of defined benefit plans	9	(6)	(110)

Tax effect	(4)	1	17

Net exchange differences	101	(60)	14

Disposal of a business	-	-	638

Total remeasurement of defined benefit plans	(966)	(1,072)	(1,006)
25.6 Other reserves

	Foreign currency translation reserve	Net foreign investment hedging reserve	Equity movements of joint ventures and associates	Total

On January 1, 2025	1,381	(383)	(48)	951

Movements in foreign currency translation and net foreign investment hedging reserves	(998)	51	-	(947)

Disposal of a business	(2)	-	-	(2)

Disposal	-	-	(17)	(17)

Equity movements of joint ventures	-	-	3	3

Equity movements of associates	-	-	56	56

On December 31, 2025	380	(331)	(5)	43

On January 1, 2024	798	(324)	(95)	379

Movements in foreign currency translation and net foreign investment hedging reserves	581	(63)	-	518

Disposal of a business	(5)	4	(11)	(12)

Tax effect	7	-	-	7

Equity movements of joint ventures	-	-	(27)	(27)

Equity movements of associates	-	-	85	85

Other	-	-	(1)	(1)

On December 31, 2024	1,381	(383)	(48)	951

On January 1, 2023	1,108	(371)	(68)	669

Movements in foreign currency translation and net foreign investment hedging reserves	(290)	54	-	(236)

Disposal of a business	(29)	-	(15)	(45)

Tax effect	10	(6)	-	3

Equity movements of joint ventures	-	-	(2)	(2)

Equity movements of associates	-	-	(9)	(9)

On December 31, 2023	798	(324)	(95)	379
The foreign currency translation reserve includes the currency results from investments in non-euro-denominated
subsidiaries. The amounts are released to the income statement upon the sale of the subsidiary.
The net foreign investment hedging reserve comprises of gains and losses on the effective portions of hedging instruments, net of tax. The amounts are recognized in the income statement at the moment of realization of the hedged position to offset the gain or loss from the net foreign investment.

The equity movements of joint
ventures
and associates reflect Aegon’s share of changes recognized directly in the joint ventures’ and associates’ equity.

Parent [member]
Disclosure of shareholders equity [line items]
Shareholders' equity
14 Shareholders’ equity

	Share capital	Share premium	Revaluation account	Legal reserves revaluation account	Legal reserves FCTR	Legal reserves group companies	Retained earnings	Remeasurement of defined benefit plans of group companies	Treasury shares	Net result	Total
On January 1, 2025	241	6,853	(6,022)	2,326	999	1,367	2,233	(1,072)	(398)	688	7,215

Net result 2024 retained	-	-	-	-	-	-	688	-	-	(688)	-

Net result 2025 recognized in the income statement	-	-	-	-	-	-	-	-	-	977	977
Total net result	-	-	-	-	-	-	688	-	-	289	977

											-

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	-	(950)	-	-	101	-	-	(849)

Changes in revaluation in subsidiaries	-	-	1,709	(504)	-	-	-	-	-	-	1,205

Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	-	5	-	-	5

Changes and transfer to legal reserve	-	-	(8)	-	-	(129)	196	-	-	-	59

Other	-	-	(17)	-	-	-	23	-	-	-	6
Total other comprehensive income/(loss)	-	-	1,683	(504)	(950)	(129)	219	106	-	-	425

											-

Shares withdrawn	(12)	-	-	-	-	-	12	-	-	-	-

Issuance and purchase of treasury shares	-	-	-	-	-	-	(461)	-	(49)	-	(510)

Dividends paid on common shares	-	-	-	-	-	-	(596)	-	-	-	(596)

Dividend withholding tax reduction							1				1

Coupons on perpetual securities							(53)				(53)

Incentive plans	-	-	-	-	-	-	(28)	-	-	-	(28)

On December 31, 2025	229	6,853	(4,338)	1,821	49	1,239	2,015	(966)	(447)	977	7,432

	Share capital	Share premium	Revaluation account	Legal reserves revaluation account	Legal reserves FCTR	Legal reserves group companies	Retained earnings	Remeasurement of defined benefit plans of group companies	Treasury shares	Net result	Total
On January 1, 2024	265	6,853	(5,157)	1,398	474	1,134	4,039	(1,006)	(346)	(179)	7,475

Net result 2023 retained	-	-	-	-	-	-	(179)	-	-	179	-

Net result 2024 recognized in the income statement	-	-	-	-	-	-	-	-	-	688	688
Total net result	-	-	-	-	-	-	(179)	-	-	867	688

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	-	524	-	-	(60)	-	-	464

Changes in revaluation in subsidiaries	-	-	(863)	928	-	-	-	-	-	-	65

Changes in revaluation reserve real estate held for own use	-	-	(1)	-	-	-	-	-	-	-	(1)
Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	-	(5)	-	-	(5)
Changes and transfer to legal reserve	-	-	-	-	-	233	(186)	-	-	-	47

Other	-	-	-	-	-	-	(5)	-	-	-	(5)
Total other comprehensive income/(loss)	-	-	(865)	928	524	233	(191)	(66)	-	-	564

Shares withdrawn	(24)	-	-	-	-	-	24	-	-	-	-

Issuance and purchase of treasury shares	-	-	-	-	-	-	(835)	-	(52)	-	(887)

Dividends paid on common shares	-	-	-	-	-	-	(521)	-	-	-	(521)

Dividend withholding tax reduction	-	-	-	-	-	-	3	-	-	-	3
Coupons on perpetual securities							(77)				(77)

Incentive plans	-	-	-	-	-	-	(31)	-	-	-	(31)

On December 31, 2024	241	6,853	(6,022)	2,326	999	1,367	2,233	(1,072)	(398)	688	7,215
In accordance with Dutch GAAP requirements, the balance of the revaluation account includes a legal reserve for positive revaluation amounts on financial assets classified as fair value through other comprehensive income (FVOCI) and cash flow hedging reserves. This takes into account the reducing effect of unrealized gains on insurance contract liabilities, which amounts to EUR 1,047 million (2024: EUR 1,491 million). Revaluation linked to cash flow hedging is identified on individual cash flow hedge positions. Additionally, a legal reserve exists for unrealized gains on investments accounted for at fair value through profit or loss (FVPL) with no frequent market listing, amounting to EUR 775 million (2024: EUR 834 million). Both amounts are reflected under legal reserves - revaluation account.
For details on distributable reserves, see note
37 Capital management and solvency
to the consolidated financial statements.
For the movements in the number of treasury common shares and common shares B by Aegon Ltd. reference is made to note
25.3 Treasury shares
to the consolidated financial statements of the Group.